COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments
As of December 31, 2025, the Company had capital commitments mainly for the construction and acquisitions of property and equipment for Studio City and City of Dreams totaling $
88,378
.

(b)	Other Commitments
Concession - Macau
Under the Concession awarded by the Macau government to MRM
on
December 16, 2022, in addition to the fixed premium and variable premiums, as well as the Fee (see Note 6), MRM is obligated to pay the Macau government the following:

i)	A special gaming tax of an amount equal to 35% of gross gaming revenue on a monthly basis;

ii)
Contributions of 2% and 3% of gross gaming revenue to a public fund, and to urban development, touristic promotion and social security, respectively, on a monthly basis. These contributions may be waived or reduced with respect to gross gaming revenue generated by foreign patrons under certain circumstances;

iii)
A special premium in the event the average gross gaming revenue of MRM’s gaming tables does not reach the annual minimum of MOP7,000 (equivalent to
$873)
 and the average gross gaming revenue of the electronic gaming machines does not reach the annual minimum of MOP300 (equivalent to $
37
). The amount of the special premium is equivalent to the difference between the amount of the special gaming tax paid by MRM and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines; and

iv)
MRM must maintain a guarantee issued by a Macau bank in favor of the Macau government in the amount of MOP1,000,000 (equivalent to $124,772) until 180 days after the earlier of the expiration or termination of the Concession to guarantee its performance of certain of its legal and contractual obligations, including labor obligations.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed above, a sum of 0.03% per annum of the guarantee amount is payable by MRM to the bank.
Committed Investment
In connection with the Concession, MRM has undertaken to carry out
investment in the overall amount of MOP11,823,700 (equivalent to
$
1,475,265
) by December 2032. The investment plan includes gaming and
non-gaming
related projects in the expansion of foreign market patrons, conventions and exhibitions, entertainment shows, sports events, art and culture, health and well-being, thematic entertainment, gastronomy, community and maritime tourism and others. Out of the total investment amount referred to above, MOP10,008,000 (equivalent to $1,248,717) is to be applied to non-gaming
related projects, with the balance applied to gaming related projects. MRM has undertaken to carry out incremental additional non-gaming
investment in the amount of approximately 20% of its initial non-gaming
investment, or MOP2,003,000 (equivalent to $249,918), in the event the Macau’s annual gross gaming revenue reaches MOP180,000,000 (equivalent to $22,458,937) (the “Incremental Investment Trigger”). As Macau’s annual gross gaming revenue exceeded MOP180,000,000 (equivalent to $22,458,937) in 2023, the Incremental Investment Trigger was reached and, the non-gaming
investment to be carried out was increased by MOP2,003,000 (equivalent to $249,918) to

Committed Investment
- continued

MOP
12,011,000 (equivalent to $1,498,635), with the overall investment amount increased to MOP13,826,700 (equivalent to $1,725,183) to be carried out by December 2032. As of December 31, 2025, the total investment in gaming and non-gaming
related projects carried out was in the aggregate amount of MOP
5,724,193

(equivalent to $714,218).
Regular License - Philippines
Commitments required by PAGCOR under the Regular License are as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000 (equivalent to $1,699) to ensure prompt and punctual remittances/payments of all license fees;

•
License fees and franchise taxes, amounting to with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25%
non-high
roller tables; (c) 25% slot machines
and
electronic gaming machines; and (d) 15% junket operations must be remitted, with the 5% franchise taxes included in each of the income component charge % above, in lieu of all other taxes on income from gaming operations. In October 2021, certain terms under the Regular License were amended to include the monthly minimum guarantee fee of PHP300 (equivalent to
$
5) on certain games under the
25
%
non-high
roller tables effective on March 15, 2022. This monthly minimum guarantee fee was discontinued in June 2022, but was reinstated on March 2, 2023;

•
The Licensees are required to remit 2% of casino revenues generated from non-junket
operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR;

•
PAGCOR may collect a 5% fee on
non-gaming
revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires; and

•
Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) the holder has become bankrupt or insolvent; and (d) if the debt-to-equity ratio is more than
70:30
. As of December 31, 2025 and 2024, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity ratio under the definition as agreed with PAGCOR.

Cooperation Agreement - Philippines
Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensee arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching
party for any losses suffered or incurred as a result of a breach of any warranties.

Gaming License - Cyprus
Pursuant to the Cyprus License agreement, in addition to the Cyprus License Fee (see Note 6), the Cyprus Subsidiary has committed to pay the Cyprus government a casino tax of an amount equal to 15% of the gross gaming revenue on a monthly basis and the rate shall not be increased during the period of exclusivity for the Cyprus License.
Gaming License - Sri Lanka
Pursuant to the casino business regulation in Sri Lanka and based on the type of the Sri Lanka License granted by the Sri Lanka government to the Sri Lanka Subsidiary
on March 27, 2024,
the Sri Lanka Subsidiary
is required to (i) invest a minimum amount of $100,000 in a casino; and (ii) operate such casino in an integrated resort in which a minimum of $500,000 has been invested, as approved by the Sri Lanka government. Confirmation of the satisfaction of (ii) above was provided to the Sri Lanka government as part of the Sri Lanka Subsidiary’s
application for the Sri Lanka License.
In accordance with the Sri Lanka Betting and Gaming Levy Act (as amended), the Sri Lanka Subsidiary
is subject to (i) an annual levy of LKR500,000 (equivalent to $1,613) from the fiscal year in which it commences carrying on the business of gaming and (ii) a monthly gross collection levy of 15%, which increased to 18% with effect from January 1, 2026
of total collections from the business of gaming (exempted if monthly gross collections do not exceed LKR1,000 (equivalent to $3)).
Agreement with the Board of Investment - Sri Lanka
On June 28, 2024,
the Sri Lanka Subsidiary
signed an agreement (the “BOI Agreement”) with the Board of Investment of Sri Lanka confirming its investment plan and commitment, in return for certain import and labor-related concessions. Pursuant to the BOI Agreement, the Sri Lanka Subsidiary
, subject to the terms and certain conditions, was obligated to create and operate a “recreation center including a casino and related activities” at City of Dreams Sri Lanka, with an investment amount of
$100,000
to be invested by the earlier of (i) the date which was 24 months from June 28, 2024; and (ii) the date that the Sri Lanka Casino commenced operation as disclosed in Note 1 (the “Investment Commitment”), and which ultimately took place on August 1, 2025. The Investment Commitment was required to be funded by 20%
equity and
 80%

loan capital as foreign direct investment. Before the initial opening of Sri Lanka Casino on August 1, 2025, the Company had made equity and loan investments of
LKR7,510,000 (equivalent to $24,535) and $90,000 for the operation and development of the Sri Lanka Casino, and satisfied the Investment Commitment.

(c)	Guarantees
In addition to as disclosed in Notes 10 and 20(b), the Company has made the following significant guarantees as of December 31, 2025:

•	Melco Resorts entered into a deed of guarantee with a third party amounting to $5,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•
Effective on August 31, 2025, one of the Melco Resorts’ subsidiaries amended the terms of its prior trade credit facility agreements entered into with a bank to meet certain payment obligations of the Studio City project, including a reduction of total facility amount to HK$25,000 (equivalent to $3,213) and an extension of the maturity date for two years to August 31, 2027 (“Trade Credit Facilities”). The Trade Credit Facilities are guaranteed by SCC and are supported by a promissory note (“Livrança”) of HK$25,000 (equivalent to $3,213) issued by such Melco Resorts’ subsidiary. As of December 31, 2025, approximately $643 of the Trade Credit Facilities had been utilized.

•	MRL issued a corporate guarantee of PHP100,000 (equivalent to $1,699) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 20(b) under the Regular License.

(d)	Litigation
On July 24, 2024, Avax S.A. & Terna S.A. (the “Claimants”, main contractor for the construction of City of Dreams Mediterranean) filed a notice of arbitration against ICR Cyprus Resort Development Co Limited, a subsidiary of Melco Resorts (the “Respondent”) which initiated an arbitration under the London Court of International Arbitration Rules, principally seeking additional payment for the construction of City of Dreams Mediterranean (the “Arbitration”). The Respondent believes that the claims are without merit and intends to continue to vigorously defend against the claims. The Respondent has significant counter claims against the Claimants which the Respondent intends to continue to vigorously pursue. The Respondent has determined that based on the Arbitration progress to date, it is currently unable to determine the outcome of the Arbitration or reasonably estimate the range of possible loss, if any.
As of December 31, 2025, the Company was a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have been adequately provided for or have no material impacts on the Company’s consolidated financial statements as a whole.